Income taxes - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Minimum
Schedule Of Income Taxes [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	$ 7
Maximum
Schedule Of Income Taxes [Line Items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	$ 10